Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Contributed surplus	Deficit	Cumulative translation adjustment
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022		218,079,962
Conversion Option, Beginning balance at Dec. 31, 2022	$ 437,116,773	$ 475,950,194	$ 134,365,664	$ (151,979,960)	$ (21,219,125)
Share-based compensation	4,794,878		4,794,878
Shares issued pursuant to exercise of stock options and warrants	33,149	$ 33,149
Issuance of shares through "at-the-market" equity program (in shares)		4,894,060
Issuance of shares through "at-the-market" equity program	8,580,405	$ 8,580,405
Issuance of shares though the December 2022 Offering (in shares)		2,952,755
Issuance of shares through the December 2022 Offering	4,175,836	$ 4,175,836
Issuance of shares related to closing fee of convertible debenture financing (in shares)		258,155
Issuance of shares related to closing fee of convertible debenture financing	623,336	$ 623,336
Net loss	(47,223,604)			(47,223,604)
Other comprehensive loss
Foreign currency translation adjustment	1,161,192				1,161,192
Number of shares outstanding at ending of period (in shares) at Sep. 30, 2023		226,184,932
Conversion Option, Ending balance at Sep. 30, 2023	409,261,965	$ 489,362,920	139,160,542	(199,203,564)	(20,057,933)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2023		226,184,932
Conversion Option, Beginning balance at Dec. 31, 2023	358,913,991	$ 489,362,920	139,569,185	(255,746,097)	(14,272,017)
Share-based compensation	1,305,275		1,305,275
Shares issued pursuant the settlement of restricted share units and deferred share units (in shares)		32,609
Shares issued pursuant to the settlement of restricted share units and deferred share units	0	$ 91,708	(91,708)
Restricted shares issued pursuant to the settlement of variable compensation	413,151		413,151
Net loss	(74,908,660)			(74,908,660)
Other comprehensive loss
Foreign currency translation adjustment	(5,288,604)				(5,288,604)
Number of shares outstanding at ending of period (in shares) at Sep. 30, 2024		226,217,541
Conversion Option, Ending balance at Sep. 30, 2024	$ 280,435,153	$ 489,454,628	$ 141,195,903	$ (330,654,757)	$ (19,560,621)